BALANCE SHEETS (Parenthetical) (USD $)	Oct. 31, 2013	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2012 INTERVIA INC. [Member]	Jan. 31, 2011 INTERVIA INC. [Member]
Common Stock, Shares Authorized	225,000,000	225,000,000	225,000,000	75,000,000	75,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	102,506,667	102,220,000	46,800,000	15,600,000	3,500,000
Common Stock, Shares, Outstanding	102,506,667	102,220,000	46,800,000	15,600,000	3,500,000